United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Premier Intermediate Municipal Income Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--97.5%
		Alabama--1.2%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	$1,512,360
350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	214,693
		TOTAL	1,727,053
		Alaska--0.7%
1,000,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	1,063,850
		Arizona--1.0%
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,397,355
		Arkansas--1.5%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(United States Agency PRF 2/1/2010@100)/(Original Issue Yield: 7.40%), 2/1/2020	1,055,790
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	850,740
300,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	298,305
		TOTAL	2,204,835
		California—6.7%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	1,130,187
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	564,956
2,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,774,760
1,865,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (United States Agency PRF 6/1/2013@100)/(Original Issue Yield: 6.55%), 6/1/2033	2,046,949
1,500,000		Los Angeles, CA USD, UT GO Bonds (Series 2009F), 5.00%, 7/1/2019	1,633,275
1,700,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.00% (Radian Asset Assurance, Inc. INS), 9/1/2016	1,615,731
1,195,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.00% (Radian Asset Assurance, Inc. INS), 9/1/2018	1,101,993
		TOTAL	9,867,851
		Colorado—3.9%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 8.00%), 12/1/2023	921,605
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	406,165
260,000		Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	252,603
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,142,181
1,000,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.25% (Original Issue Yield: 5.40%), 11/1/2023	1,034,050
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102)/(Original Issue Yield: 7.40%), 12/1/2016	1,056,191
230,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	237,947
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	622,765
		TOTAL	5,673,507
		District of Columbia--0.7%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC & MBIA Insurance Corp. INS), 2/1/2016	1,002,370
		Florida—9.4%
600,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/ (Original Issue Yield: 8.95%), 10/1/2033	755,592
300,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	217,233
265,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	204,885
1,000,000		Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 12/1/2019	1,034,690
2,000,000		Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2008B), 5.00%, 6/1/2020	2,172,600
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	575,850
2,000,000		Miami-Dade County, FL School Board, COP (Series 2003D), 5.00% (FGIC & MBIA Insurance Corp. INS), 8/1/2021	1,980,780
415,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	320,745
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	534,255
1,000,000		South Broward Hospital District, FL, Hospital Refunding Revenue Bonds (Series 2008), 5.25%, 5/1/2022	998,040
1,665,000		South Miami, FL Health Facilities Authority, Hospital Revenue Bonds, 5.00% (Baptist Health System of South Florida), 8/15/2027	1,518,730
1,500,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	1,221,810
335,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	180,840
2,390,000		University of Central Florida Athletics Association, Inc., FL, COP (Series 2004A), 5.125% (FGIC & MBIA Insurance Corp. INS), 10/1/2022	2,200,903
		TOTAL	13,916,953
		Georgia--4.0%
1,400,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,441,860
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	567,105
1,500,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2019	1,656,915
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	2,230,817
		TOTAL	5,896,697
		Hawaii--1.1%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,552,774
		Illinois--2.3%
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	763,900
1,000,000		Illinois Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	962,420
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	619,561
1,000,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,069,810
		TOTAL	3,415,691
		Indiana--1.3%
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,033,441
1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds (Series 2006B), 5.00% (Clarian Health Obligated Group), 2/15/2023	843,290
		TOTAL	1,876,731
		Iowa--0.3%
500,000		Scott County, IA, Refunding Revenue Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	413,075
		Kansas--1.0%
1,055,000		Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020	1,117,414
500,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.125% (Lawrence Memorial Hospital), 7/1/2026	425,825
		TOTAL	1,543,239
		Kentucky--1.4%
1,335,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	1,359,297
665,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.45%), 10/1/2012	721,173
		TOTAL	2,080,470
		Louisiana--2.3%
983,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	744,406
1,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	1,062,110
1,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2013	1,017,700
635,000		West Feliciana Parish, LA, PCRBs, 7.00% (Entergy Gulf States Louisiana LLC), 11/1/2015	615,944
		TOTAL	3,440,160
		Maryland—10.1%
85,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 5.00% (King Farm Presbyterian Retirement Community), 1/1/2017	64,676
13,500,000	[2]	Maryland State, UT GO Bonds (Second Series 2008), 5.000%, 7/15/2022	14,804,910
		TOTAL	14,869,586
		Michigan--2.4%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.875%), 5/1/2018	2,255,860
210,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	162,889
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI)/(United States Treasury PRF 3/1/2013@100)/(Original Issue Yield: 5.20%), 3/1/2017	1,146,120
		TOTAL	3,564,869
		Minnesota--1.2%
1,520,000		Minnesota State, Various Purposes UT GO (Series 2009A), 5.00%, 12/1/2021	1,697,734
		Mississippi--1.2%
1,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee Inc. INS), 3/1/2018	975,020
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	841,570
		TOTAL	1,816,590
		Missouri--1.4%
2,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, 5.25% (BJC Health System, MO), 5/15/2018	2,059,760
		Nevada--2.3%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,836,860
975,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	850,317
835,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	695,497
		TOTAL	3,382,674
		New Jersey--0.5%
500,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	408,120
278,230	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	8,709
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	316,192
		TOTAL	733,021
		New Mexico--1.0%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	999,850
655,000		Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 5.75%, 9/1/2021	472,445
		TOTAL	1,472,295
		New York—4.8%
305,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	277,629
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,019,300
2,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2007B), 5.00% (MTA Transportation Revenue), 11/15/2025	1,995,360
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	679,704
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,052,820
		TOTAL	7,024,813
		North Carolina—5.7%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series D), 5.50%, 1/1/2014	1,058,640
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Revenue Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	383,555
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	772,589
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,196,140
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,174,340
1,000,000		Onslow County, NC Hospital Authority, INS Mortgage Revenue Bonds, 5.00% (Onslow Memorial Hospital)/(MBIA Insurance Corp. INS), 4/1/2023	888,070
		TOTAL	8,473,334
		Ohio—2.9%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,263,540
1,000,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	1,000,760
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	896,205
1,000,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2020	1,094,230
		TOTAL	4,254,735
		Oregon--1.0%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	334,290
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 6.50%), 12/1/2018	1,200,170
		TOTAL	1,534,460
		Pennsylvania—6.7%
1,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.00% (West Penn Allegheny Health System), 11/15/2017	716,220
1,195,000		Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.30%), 11/15/2015	1,356,648
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	1,046,760
150,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	155,986
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	382,543
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	333,280
63,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	62,999
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,049,070
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,560,315
2,000,000		Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021	2,081,840
1,355,000		Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00% (Wilkes University), 3/1/2022	1,131,100
		TOTAL	9,876,761
		South Carolina--2.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	897,740
2,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/(CIFG Assurance N.A. INS), 12/1/2019	2,083,120
1,000,000		Scago Educational Facilities Corp. for Pickens School District, Installment Purchase Revenue Bonds (Series 2006), 5.00% (FSA INS), 12/1/2020	1,041,490
		TOTAL	4,022,350
		South Dakota--0.8%
1,715,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,197,207
		Tennessee—0.9%
1,250,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.00%, 5/1/2020	1,371,337
		Texas—6.7%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement ), 11/15/2020	852,600
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 10/1/2014	575,120
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	960,290
1,250,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds (Series 2005), 5.50% (Christian Care Centers, Inc.), 2/15/2025	885,525
390,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS)/(Original Issue Yield: 5.29%), 3/1/2021	408,689
165,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	168,450
1,000,000		San Leanna, TX Education Facilities Corp., Higher Education Revenue Bonds (Series 2007), 5.125% (Saint Edward's University), 6/1/2021	821,390
1,050,000		Spring, TX ISD, UT GO Bonds, 5.00% (GTD by PSFG)/(Original Issue Yield: 5.07%), 8/15/2017	1,117,515
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	484,516
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	362,375
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds, 5.25% (Mother Frances Hospital ), 7/1/2012	960,560
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,315,572
		TOTAL	9,912,602
		Virginia--1.6%
192,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	149,040
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	935,040
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,229,460
		TOTAL	2,313,540
		Washington--2.0%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital), 12/1/2018	463,000
1,600,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,412,672
1,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	1,137,360
		TOTAL	3,013,032
		Wisconsin—2.8%
200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	181,882
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	395,535
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,082,020
830,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	725,146
1,000,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	726,700
		TOTAL	4,111,283
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $152,264,549)	143,774,594
		SHORT-TERM MUNICIPALS--2.5%[4]
		California--0.2%
300,000		California State, (Series 2004 A-1) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.400%, 3/2/2009	300,000
		New York—1.5%
2,200,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 1.500%, 3/2/2009	2,200,000
		Tennessee--0.1%
200,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.600%, 3/2/2009	200,000
		Texas--0.7%
1,000,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), FSA INS, 0.750%, 3/2/2009	1,000,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,700,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $155,964,549)[5]	147,474,594
		OTHER ASSETS AND LIABILITIES –-- NET[6]	(11,397,247)
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(50,900,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$85,177,347

	At February 28, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2009, these restricted securities amounted to $1,769,586, which represented 1.2% of total market value.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Fund’s Board of Trustees (the “Trustees”), held at February 28, 2009, is as follows:

	Security	Acquisition Date	Acquisition Cost	Market Value
	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/ (Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$600,000	$755,592
	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$334,290
	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000	$679,704
2	Underlying security in inverse floater structure.
3
Obligor had filed for bankruptcy. On September 30, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par. The market value of the remaining par was adjusted to reflect the expected value of future cash flows.

4	Current rate and next reset date shown for Variable Rate Demand Notes.
5
At February 28, 2009, the cost of investments for federal tax purposes was $145,651,589. The net unrealized depreciation of investments for federal tax purposes was $8,301,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,302,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,604,097.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total market value at February 28, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ----
Level 2 – Other Significant Observable Inputs	147,474,594
Level 3 – Significant Unobservable Inputs	----
Total	$ 147,474,594

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SID	--Special Improvement District
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Intermediate Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009